Consolidated Statements of Changes in Stockholders' Equity (Deficit) (Parenthetical) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2007
Issuance of common stock to founder value per share		$ 0.00001
Issuance of common stock and warrants per share on june 26	$ 0.50
Issuance of common stock and warrants shares on june 26	2,500,000
Issuance of common stock and warrants per share on july 3	$ 0.50
Issuance of common stock and warrants share on july 3	500,000
Issuance of common stock and warrants per share on august 30	$ 0.50
Issuance of common stock and warrants share on august 30	1,000,000
Grant of warrant to purchase common stock shares	145,985